Share Incentive Plan - Schedule of Nonvested Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) - 2020 ADs Plan	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of Shares
Non-vested balance | shares	15,013,296
Granted | shares	6,604,356
Vested and released | shares	(7,876,356)
Cancelled or forfeited | shares	(653,448)
Non-vested balance | shares	13,087,848
Weighted-Average Grant-Date Fair Value
Non-vested | $ / shares	$ 0.11
Granted | $ / shares	0.14
Vested and released | $ / shares	0.11
Cancelled or forfeited | $ / shares	0.13
Non-vested | $ / shares	$ 0.12